Right of use assets and Lease liabilities (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ 34,865,971
Ending balance	35,745,221	$ 34,865,971
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	28,678,123	22,906,450
Additions	9,761,428	9,079,630
Additions for business combinations (cost)	0
Conversion effect historic (cost)	(3,605,945)	(1,815,774)
Depreciation	(7,720,353)	(6,777,557)
Conversion effect (depreciation)	1,998,626	1,059,617
Others increase (decreases)	1,844,506	4,935,759
Divestitures (cost)	(144,097)	(977,851)
Depreciation of disposals of assets for right of use	38,247
Divestitures (depreciation)		267,849
Sub-Total	2,172,412	5,771,673
Ending balance	30,850,535	28,678,123
Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,773,394	4,286,728
Additions	2,049,490	319,036
Additions for business combinations (cost)	0
Conversion effect historic (cost)	(5,279,722)	(2,671,663)
Depreciation	(1,576,613)	(1,878,504)
Conversion effect (depreciation)	2,694,334	1,514,005
Others increase (decreases)	1,888,499	1,203,792
Divestitures (cost)	0	0
Depreciation of disposals of assets for right of use	0
Divestitures (depreciation)		0
Sub-Total	(224,012)	(1,513,334)
Ending balance	2,549,382	2,773,394
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,414,454	1,142,805
Additions	285,144	2,694,578
Additions for business combinations (cost)	26,726
Conversion effect historic (cost)	14,083	31,082
Depreciation	(1,684,616)	(1,033,172)
Conversion effect (depreciation)	(7,316)	(5,959)
Others increase (decreases)	296,829	585,120
Divestitures (cost)	0	0
Depreciation of disposals of assets for right of use	0
Divestitures (depreciation)		0
Sub-Total	(1,069,150)	2,271,649
Ending balance	2,345,304	3,414,454
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	34,865,971	28,335,983
Additions	12,096,062	12,093,244
Additions for business combinations (cost)	26,726
Conversion effect historic (cost)	(8,871,584)	(4,456,355)
Depreciation	(10,981,582)	(9,689,233)
Conversion effect (depreciation)	4,685,644	2,567,663
Others increase (decreases)	4,029,834	6,724,671
Divestitures (cost)	(144,097)	(977,851)
Depreciation of disposals of assets for right of use	38,247
Divestitures (depreciation)		267,849
Sub-Total	879,250	6,529,988
Ending balance	35,745,221	34,865,971
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	44,902,809	34,402,173
Ending balance	51,646,199	44,902,809
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,686,624	10,411,400
Ending balance	8,632,533	8,686,624
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	5,697,398	1,568,746
Ending balance	6,204,646	5,697,398
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	59,286,831	46,382,319
Ending balance	66,483,378	59,286,831
Accumulated impairment [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(16,224,686)	(11,495,723)
Ending balance	(20,795,664)	(16,224,686)
Accumulated impairment [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(5,913,230)	(6,124,672)
Ending balance	(6,083,151)	(5,913,230)
Accumulated impairment [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(2,282,944)	(425,941)
Ending balance	(3,859,342)	(2,282,944)
Accumulated impairment [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(24,420,860)	(18,046,336)
Ending balance	$ (30,738,157)	$ (24,420,860)